Provisions	6 Months Ended
Jun. 30, 2025
Provisions [Abstract]
Disclosure of provisions [text block]	Provisions As of June 30, 2025, the Group recognized € 2.8 billion (December 31, 2024: € 3.3 billion) in provisions on its balance sheet. The provisions relate to operational risk, civil litigation, regulatory enforcement, restructuring, allowances for credit related off-balance sheet positions and other matters, including bank levies. The provisions as of June 30, 2025 are described below for civil litigation and regulatory matters and included in the Restructuring and Allowance for credit losses disclosures in this Interim Report. Details on the Group’s provisions as of December 31, 2024, are disclosed in Deutsche Bank’s Annual Report 2024 in Note 10 “Restructuring”, Note 19 “Allowance for credit losses”, and Note 27 “Provisions”. Civil litigation and regulatory enforcement matters As of June 30, 2025, the Group recognized provisions relating to civil litigation of € 1.6 billion (December 31, 2024: € 1.9 billion) and provisions relating to regulatory enforcement matters of € 0.1 billion (December 31, 2024: € 0.2 billion). For some matters, for which the Group believes an outflow of funds is probable, but the Group could not reliably estimate the amount of the potential outflow, no provisions were recognized. As previously disclosed, the Group is the defendant in several lawsuits by former Deutsche Postbank AG (Postbank) shareholders, regarding the adequacy of the purchase price of shares of Postbank paid by the bank in Deutsche Bank’s 2010 voluntary takeover offer of Postbank. At the end of April 2024, the Higher Regional Court of Cologne indicated in a hearing that it may find these claims valid in a later ruling. As a consequence, Deutsche Bank recognized a provision of € 1.3 billion in the second quarter of 2024 to provide for the amount of all pending claims and cumulative interest. In the third and fourth quarter of 2024, Deutsche Bank reached settlements which included the settlement of one of the two lead cases. In the second quarter of 2025, Deutsche Bank concluded further settlement agreements. Overall, Deutsche Bank has now reached settlements with 90 % of the plaintiffs’ claims by value in the litigation (calculated based on the asserted shareholdings), which resulted in a partial release of the original provision in second quarter 2025. As of June 30, 2025, the residual plaintiff claims of € 110 million (including interest) are fully provisioned. In 2021, 1Malaysia Development Berhad (1MDB) commenced proceedings at the Malaysian Courts against Deutsche Bank Malaysia Berhad (DBMB) with respect to three wire transfers carried out by DBMB on 1MDB’s behalf in 2009 and 2011. 1MDB claims damages in the amount of U.S. $ 1.1 billion (representing the total amount of the transactions) plus interest. At a hearing on July 11, 2025, the Court declined DBMB’s application for summary dismissal on time-bar grounds, ruling that the issue requires a full trial which is currently scheduled for January 2026. The Group has not disclosed whether it has established a provision or contingent liability with respect to this matter because it has concluded that such disclosure can be expected to prejudice seriously the outcome of this matter. General and administrative expenses included expenses for civil litigation and regulatory enforcement matters of € (94) million for the three months ended June 30, 2025 (€ 1,554 million for the three months ended June 30, 2024) € (68) million for the six months ended June 30, 2025 (€ 1,720 million for the six months ended June 30, 2024). The decreases over prior-year’s three-month and six-month period are mainly attributable to the partial release of the Postbank takeover litigation provision during the second quarter of 2025 compared to prior year’s Postbank takeover litigation provision. For the matters for which a reliable estimate can be made, but the probability of a future loss or outflow of resources is more than remote but less than probable, the Group currently estimates that as of June 30, 2025, these contingent liabilities are € 1.1 billion for civil litigation matters (December 31, 2024: € 0.6 billion) and € 0.1 billion for regulatory enforcement matters (December 31, 2024: € 0.1 billion). These figures include matters where the Group’s potential liability is joint and several, and where the Group expects any such liability to be paid by a third party. For other significant civil litigation and regulatory enforcement matters where the Group believes the possibility of an outflow of funds is more than remote but less than probable, but the amount is not reliably estimable, such matters are not included in the contingent liability estimates. In addition, where the Group believes the possibility of an outflow of funds is remote on other significant civil litigation and regulatory enforcement matters, the Group has neither recognized a provision nor included the matters in the contingent liability estimates. For additional details on civil litigation and regulatory enforcement matters or groups of similar matters (some of which consist of a number of proceedings or claims) for which the Group has taken material provisions, or for which there are material contingent liabilities that are more than remote, or for which there is the possibility of material business or reputational risk, see Note 27 “Provisions” in Deutsche Bank’s Annual Report 2024 in the section captioned “Current Individual Proceedings”. The disclosed matters in Note 27 “Provisions” include matters for which the possibility of a loss is more than remote, but for which the Group cannot reliably estimate the possible loss.